Convertible Note Payable – Related Parties (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Convertible note payable - related party					$ 1,875,000
Debt instrument converted		$ 6,532,206
Accrued interest					$ 112,500
Series G Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares converted				6,937
Principal [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument converted				$ 4,428,589
Accrued Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument converted				$ 102,054
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible note payable - related party						$ 1,875,000
Debt stated interest rate						3.00%
Conversion price						$ 0.034
Debt instrument converted			6,532,206
Chief Executive Officer [Member] | Series G Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares converted	3,065
Chief Executive Officer [Member] | Principal [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument converted	$ 1,875,000		$ 1,875,000
Chief Executive Officer [Member] | Accrued Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument converted	$ 126,563